Significant Accounting Policies - Reverse Stock Split (Details)	Jul. 19, 2018
Convertible preferred stock
Disclosures
Reverse stock split conversion ratio	0.0594
Common stock
Disclosures
Reverse stock split conversion ratio	0.0594